Quarterly Report
January 31, 2024
MFS®  Income Fund
MFO-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,900,616
Boeing Co., 5.705%, 5/01/2040	1,359,000	1,368,966
Boeing Co., 5.805%, 5/01/2050	4,282,000	4,288,186
Bombardier, Inc., 7.5%, 2/01/2029 (n)	12,000,000	12,231,096
TransDigm, Inc., 4.625%, 1/15/2029	15,500,000	14,493,585
		$34,282,449
Apparel Manufacturers – 0.3%
Tapestry, Inc., 7%, 11/27/2026	$2,424,000	$2,500,245
Tapestry, Inc., 7.35%, 11/27/2028	8,000,000	8,379,498
		$10,879,743
Asset-Backed & Securitized – 15.9%
ACREC 2021-FL1 Ltd., “D”, FLR, 8.099% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,462,685
ACREC 2023-FL2 LLC, “AS”, FLR, 8.165% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,471,797
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.096% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,162,000	3,056,912
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 8.579% ((SOFR - 3mo. + 0.26161%) + 3%), 10/21/2028 (n)	1,250,000	1,243,915
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.418% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	3,889,247	3,858,728
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.648% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	3,925,000	3,843,348
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.947% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	4,406,000	4,289,285
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,000,000	3,887,632
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.397% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	2,701,000	2,643,836
Arbor Realty Trust, Inc., CLO, 2021-FL2, “AS”, FLR, 6.848% ((SOFR - 1mo. + 0.11448%) + 1.4%), 5/15/2036 (n)	6,095,000	6,019,958
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.047% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	7,410,000	7,300,043
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.398% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)	875,000	841,537
Arbor Realty Trust, Inc., CLO, 2021-FL2, “D” FLR, 7.932% ((SOFR - 1mo. + 11.448%) + 2.5%), 5/14/2036 (n)	3,000,000	2,855,544
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,925,000	3,788,453
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.297% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,351,597
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.648% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	509,807
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 6.798% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	4,730,000	4,697,297
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.147% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	5,000,000	4,927,909
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,090,961
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.348% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	14,439,160
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 6.775% (SOFR - 1mo. + 1.45%), 1/14/2037 (n)	4,332,000	4,273,392
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.646% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,500,000	1,446,653
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.346% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,377,106
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 9.096% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,306,468
Arbor Realty Trust, Inc., CLO, 2022-FL2, “D”, FLR, 9.683% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	7,889,351
AREIT 2019-CRE3 Trust, “D”, FLR, 8.102% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	1,729,000	1,577,211
AREIT 2022-CRE6 Trust, “B”, FLR, 7.195% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,869,313
AREIT 2022-CRE6 Trust, “E”, FLR, 8.745% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,142,570
AREIT 2022-CRE7 LLC, “B”, FLR, 8.575% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	5,945,892
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,483,018	1,498,708
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 7.818% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,000,000	12,091,260
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.679% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	2,083,333	2,068,752
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 7.774% (SOFR - 3mo. + 2.45%), 1/24/2036 (n)	10,000,000	10,048,280
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.051% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	54,134	80,498
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	456,020
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055	3,226,076	3,475,925
BDS 2021-FL9 Ltd., “C”, FLR, 7.349% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,096,840
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	922,380
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,530,479
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,643,952
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,579,688
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.248% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	1,231,000	1,175,398
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,245,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.198% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	$3,418,500	$3,227,997
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 8.146% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,814,012
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	127,321	123,421
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	185,343	177,484
BXMT 2021-FL4 Ltd., “B”, FLR, 6.996% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	1,949,421
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	735,271
CHCP 2021-FL1 Ltd., “B”, FLR, 7.102% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	3,500,000	3,450,539
CHCP 2021-FL1 Ltd., “C”, FLR, 7.552% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	549,500	537,370
CLNC 2019-FL1 Ltd., “C”, FLR, 7.849% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	1,735,000	1,692,027
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	17,494,416	17,494,199
Columbia Cent CLO 28 Ltd., “B-R”, 7.728%, 11/07/2030 (n)	2,083,333	2,037,796
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	511,353	501,380
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,107,769
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,215,281
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,654,985
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/15/2056	6,906,487	7,417,273
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,767,595
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	9,250,000	9,287,165
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	917,264	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.375% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	1,500,000	1,498,884
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	3,765,354	3,771,299
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.61% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	1,994,732
Dryden Senior Loan Fund, 2022-113A, “BR”, FLR, 7.568% (SOFR - 3mo. + 2.25%), 10/20/2035 (n)	7,500,000	7,497,143
Empire District Bondco LLC, 4.943%, 1/01/2033	8,572,000	8,588,172
Enterprise Fleet Financing LLC, 2023-3, “A2”, 6.4%, 3/20/2030 (n)	7,112,000	7,269,256
GLGU 2023-1A Ltd., “B”, FLR, 8.318% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,269,475
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	7,961,000	8,049,597
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,253,174
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,965,199
Hartwick Park CLO Ltd., 2023-1A, “B”, FLR, 7.591% (SOFR - 3mo. + 2.25%), 1/20/2036 (n)	4,347,826	4,353,878
Hartwick Park CLO, Ltd., 2023-1A, “C”, FLR, 8.091% (SOFR - 3mo. + 2.75%), 1/20/2036 (n)	13,000,000	12,990,328
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 9.096% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,359,690
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 7.946% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	2,974,249
KKR Static CLO I Ltd. 2022-1A, “CR”, FLR, 7.868% (SOFR - 3mo. + 2.55%), 7/19/2031 (n)	20,000,000	19,986,980
KREF 2021-FL2 Ltd., “D”, FLR, 7.646% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,634,823
LCCM 2021-FL2 Trust, “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	3,212,500	2,988,206
LoanCore 2021-CRE5 Ltd., “C”, FLR, 7.798% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,844,927
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.581% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	2,987,382
Magnetite XXXIX Ltd., 2023-39A, “C”, FLR, 7.935% (SOFR - 3mo. + 2.55%), 10/25/2033 (n)	8,000,000	7,990,272
MF1 2024-FL14 LLC, “B”, FLR, 8.057% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	4,808,757	4,796,735
MF1 2020-FL4 Ltd., “AS”, FLR, 7.546% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	5,547,500	5,525,261
MF1 2020-FL4 Ltd., “B”, FLR, 8.196% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	4,829,000	4,816,020
MF1 2020-FL4 Ltd., “C”, FLR, 9.046% (SOFR - 1mo. + 3.7145%), 11/15/2035 (n)	6,500,000	6,499,858
MF1 2021-FL5 Ltd., “AS”, FLR, 6.646% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	1,000,000	979,177
MF1 2021-FL5 Ltd., “B”, FLR, 6.896% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,270,355
MF1 2021-FL5 Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,161,350
MF1 2021-FL5 Ltd., “D”, FLR, 7.946% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,873,250
MF1 2021-FL6 Ltd., “AS”, FLR, 6.899% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,137,992
MF1 2021-FL6 Ltd., “C”, FLR, 7.299% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,290,895
MF1 2022-FL10 Ltd., “B”, FLR, 9.072% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,500,411
MF1 2022-FL8 Ltd., “A”, FLR, 6.687% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	9,026,000	8,969,019
MF1 2022-FL8 Ltd., “D”, FLR, 7.987% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,709,432
MF1 2022-FL8 Ltd., “E”, FLR, 8.487% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,164,751
MF1 2022-FL9 Ltd., “B”, FLR, 8.486% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	6,942,285
MF1 2023-FL12 LLC, “AS”, FLR, 8.113% (SOFR - 1mo. + 2.778%), 10/19/2038 (n)	15,000,000	14,952,169
MF1 2024-FL14 LLC, “C”, FLR, 8.657% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	7,250,765	7,232,638
MF1 2024-FL14 LLC, “D”, FLR, 9.84% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,483,750
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,841,014
MSWF Commercial Mortgage Trust 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,350,476

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.426% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	$2,286,610	$2,273,419
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.629%, 4/20/2034 (n)	1,750,000	1,750,264
Neuberger Berman CLO Ltd., 2023-53A, “C”, FLR, 7.939% (SOFR - 3mo. + 2.6%), 10/24/2032 (n)	14,500,000	14,502,276
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.929% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	3,236,356	3,199,627
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	15,590,417	15,618,667
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.714% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	10,000,000	10,034,450
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 6.376% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	2,910,944	2,906,176
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.817% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	10,000,000	10,006,680
Parallel 2015-1A Ltd., “DR”, FLR, 8.129% ((SOFR - 3mo. + 0.26161%) + 2.55%), 7/20/2027 (n)	688,482	686,008
PFP III 2021-7 Ltd., “C”, FLR, 7.102% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	65,609	63,980
PFP III 2021-8 Ltd., “D”, FLR, 7.602% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (n)	4,274,000	3,978,397
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 7.679% ((SOFR - 3mo. + 0.26161%) + 2.05%), 2/20/2030 (n)	2,500,000	2,466,268
Ready Capital Mortgage Financing 2023-FL12 LLC, FLR, 7.671% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	8,961,326	8,977,080
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.4% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	1,770,000	1,648,238
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	5,002,000	5,008,276
Starwood Commercial Mortgage, 2021-FL2, “D”, 8.236%, 4/18/2038 (n)	3,000,000	2,665,264
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 8.096% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,604,757
Stratus Static CLO Ltd., 2022-3A, “CR”, FLR, 7.718% (SOFR - 3mo. + 2.4%), 10/19/2031 (n)	8,000,000	7,999,736
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.296% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,612,018
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	973,694
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	9,181,341	9,174,639
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.876% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,738,383
Voya CLO 2016-1A Ltd., “A2R”, FLR, 6.879% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	991,369
Voya CLO 2016-1A Ltd., “BR”, FLR, 7.379% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,862,791
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,643,727
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,207,196
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,417,088
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,446,581
		$600,734,401
Automotive – 1.0%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$10,000,000	$10,051,565
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,763,058
Hyundai Capital America, 6.375%, 4/08/2030 (n)	6,896,000	7,341,852
LKQ Corp., 6.25%, 6/15/2033	14,133,000	14,746,458
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	5,147,000	4,311,292
		$38,214,225
Broadcasting – 0.7%
Discovery Communications LLC, 4.65%, 5/15/2050	$946,000	$760,758
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	22,151,000	20,281,682
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	8,054,000	6,922,956
		$27,965,396
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$11,670,308
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	10,476,845
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,690,385
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	6,727,819
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,008,000	14,551,112
		$46,116,469
Building – 0.7%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$17,652,000	$16,263,141
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	6,270,391
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	6,600,000	5,612,208
		$28,145,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.7%
Fiserv, Inc., 5.6%, 3/02/2033	$5,570,000	$5,773,840
Global Payments, Inc., 2.9%, 5/15/2030	3,563,000	3,137,915
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,093,376
Verisk Analytics, Inc., 5.75%, 4/01/2033	8,999,000	9,557,238
		$27,562,369
Cable TV – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$11,300,000	$9,827,160
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	9,000,000	7,155,923
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,198,554
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,384,679
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	12,100,000	8,742,250
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	14,200,000	13,490,000
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	4,000,000	3,500,000
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,605,598
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	19,000,000	16,969,085
		$66,873,249
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$4,765,000	$4,715,874
Conglomerates – 1.2%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$9,324,000	$9,569,980
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	9,486,000	9,750,562
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	19,274,000	20,030,079
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	7,534,000	7,462,084
		$46,812,705
Construction – 0.2%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$6,900,000	$6,657,625
Consumer Products – 0.4%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	$16,000,000	$14,483,360
Haleon US Capital LLC, 3.625%, 3/24/2032	2,275,000	2,094,691
		$16,578,051
Consumer Services – 0.7%
Expedia Group, Inc., 3.25%, 2/15/2030	$3,950,000	$3,588,532
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	3,300,000	3,192,699
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	10,700,000	9,148,500
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	10,500,000	7,799,085
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	266,266
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	620,276
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	183,903
		$24,799,261
Containers – 0.1%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$4,029,000	$4,069,992
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032	$5,334,000	$5,062,954
SK hynix, Inc., 6.375%, 1/17/2028 (n)	6,274,000	6,519,616
		$11,582,570

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.3%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		$7,454,000	$7,548,666
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,618,000	2,467,203
Petroleos Mexicanos, 5.95%, 1/28/2031		3,769,000	2,974,024
			$12,989,893
Emerging Market Sovereign – 1.6%
Dominican Republic, 4.875%, 9/23/2032 (n)		$4,536,000	$4,043,033
Federal Republic of Nigeria, 7.375%, 9/28/2033		8,323,000	6,837,345
Federative Republic of Brazil, 10%, 1/01/2029	BRL	41,789,000	8,356,282
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	239,716,000	5,766,771
Republic of Angola, 8%, 11/26/2029		$8,443,000	7,332,273
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,687,081
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$12,331,000	12,213,855
Republic of Turkey, 6.875%, 3/17/2036		6,204,000	5,637,016
United Mexican States, 7.75%, 5/29/2031	MXN	195,500,000	10,499,400
			$62,373,056
Energy - Independent – 1.2%
EQT Corp., 5%, 1/15/2029		$7,249,000	$7,157,093
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		3,043,000	2,932,372
Occidental Petroleum Corp., 6.625%, 9/01/2030		10,000,000	10,639,000
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		23,934,000	25,481,231
			$46,209,696
Energy - Integrated – 0.0%
Eni S.p.A., 4.25%, 5/09/2029 (n)		$1,685,000	$1,642,609
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$6,892,000	$7,033,471
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,285,603
Air Lease Corp., 5.85%, 12/15/2027		6,394,000	6,532,890
Air Lease Corp., 2.875%, 1/15/2032		5,633,000	4,756,520
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,175,005
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	8,900,264
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)		3,115,000	3,185,453
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		6,624,681	6,384,536
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,685,063
			$44,938,805
Food & Beverages – 1.3%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$955,000	$924,802
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)		10,000,000	10,141,819
Central America Bottling Co., 5.25%, 4/27/2029 (n)		2,293,000	2,141,960
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030		8,400,000	8,206,561
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033		16,415,000	16,251,812
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		11,000,000	10,116,135
			$47,783,089
Gaming & Lodging – 0.5%
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)		$12,000,000	$12,132,734
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		1,276,000	1,101,678
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		2,062,000	1,878,888
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		400,000	355,877
Marriott International, Inc., 2.85%, 4/15/2031		654,000	567,865
Marriott International, Inc., 2.75%, 10/15/2033		4,537,000	3,739,116
			$19,776,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.6%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$473,000	$404,847
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,181,844
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,864,067
Equitable Holdings, Inc., 5.594%, 1/11/2033	6,136,000	6,299,551
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,336,867
		$23,087,176
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,627,638
Insurance - Property & Casualty – 2.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$9,250,000	$9,030,960
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,000,000	2,841,090
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,119,099
American International Group, Inc., 5.125%, 3/27/2033	5,455,000	5,520,864
Aon Corp., 4.5%, 12/15/2028	2,909,000	2,881,316
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/2033	7,000,000	7,154,636
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,349,926
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	1,993,907
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,533,595
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	396,992
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	9,062,000	9,073,346
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	10,000,000	10,284,609
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,520,116
Hub International Ltd., 7.25%, 6/15/2030 (n)	10,791,000	11,100,346
		$77,800,802
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,986,030
Machinery & Tools – 1.0%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$20,470,525
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	8,008,000	7,941,692
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,944,000	1,954,926
CNH Industrial N.V., 3.85%, 11/15/2027	1,025,000	991,301
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	5,000,000	5,269,100
		$36,627,544
Major Banks – 5.9%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$4,868,000	$4,117,127
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	561,032
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	6,892,773
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,973,484
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,567,530
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,250,482
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,307,823
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,656,361
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	14,509,670
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,491,548
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,609,214
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,323,944
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	12,190,000	12,665,793
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 1/31/2035	1,657,000	1,683,853
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,957,466
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,028,644
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,278,354
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,600,659
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,796,806
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	935,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	$536,000	$489,652
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	4,112,000	4,074,633
Huntington National Bank, 5.65%, 1/10/2030	9,145,000	9,273,289
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	3,994,611
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	640,765
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,442,095
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,959,514
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,827,939
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,279,035
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,900,603
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/21/2035	14,643,000	15,026,660
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,125,766
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,179,073
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/07/2035 (n)	17,000,000	17,256,610
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,177,286
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	7,725,013
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,570,272
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,406,381
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	4,798,616
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	4,571,000	4,012,152
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,483,526
		$221,851,301
Medical & Health Technology & Services – 0.9%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,283,455
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,385,664
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	15,198,995
HCA, Inc., 5.125%, 6/15/2039	2,185,000	2,092,302
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	2,981,609
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,332,817
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	568,110
Tower Health, 4.451%, 2/01/2050	1,730,000	798,063
		$34,641,015
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$1,192,000	$1,063,357
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	6,067,000	5,161,223
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	9,497,000	9,497,792
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,448,485
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	16,000,000	14,399,892
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,834,267
Novelis Corp., 3.875%, 8/15/2031 (n)	10,100,000	8,760,101
		$51,165,117
Midstream – 1.5%
DCP Midstream Operating, LP, 3.25%, 2/15/2032	$7,368,000	$6,395,935
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,232,293
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,766,179
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,548,535
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,747,776
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	3,285,000	3,206,718
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	13,961,752
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,814,886
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	16,000,000	16,012,704
		$55,686,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 5/01/2031	$6,314	$6,463
Fannie Mae, 3%, 2/25/2033 (i)	183,411	15,266
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	20,578	21,162
Fannie Mae, 6%, 11/01/2034	68,590	71,278
Fannie Mae, UMBS, 2.5%, 3/01/2050	47,616	40,417
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2053	1,694,531	1,638,671
Freddie Mac, 1.087%, 4/25/2024 (i)	43,113	34
Freddie Mac, 1.21%, 6/25/2030 (i)	32,026,501	1,838,629
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 7/01/2053	1,521,716	1,471,389
Freddie Mac, UMBS, 3%, 6/01/2053	38,636	33,817
Ginnie Mae, 3%, 9/20/2047	81,496	73,667
		$5,210,793
Municipals – 0.6%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,696,322
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,081,094
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,387,923
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	10,000,000	9,849,895
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,381,858
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,297,656
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	9,225
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	455,000	139,913
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,069,106
		$23,912,992
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,446,379
Oils – 0.1%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	$3,242,062	$2,492,568
Other Banks & Diversified Financials – 2.7%
Ally Financial, Inc., 6.7%, 2/14/2033	$10,634,000	$10,674,868
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	5,833,000	6,088,684
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	7,000,000	7,121,625
Discover Financial Services, 6.7%, 11/29/2032	11,552,000	12,100,385
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	10,631,906
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,792,827
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,058,508
Northern Trust Corp., 6.125%, 11/02/2032	6,550,000	7,060,258
Synchrony Financial, 7.25%, 2/02/2033	9,603,000	9,597,479
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/23/2035	14,734,000	14,982,394
		$104,108,934
Personal Computers & Peripherals – 0.3%
NCR Corp., 5.125%, 4/15/2029 (n)	$13,000,000	$12,163,150
Pharmaceuticals – 0.7%
Bayer US Finance LLC, 6.5%, 11/21/2033 (n)	$15,000,000	$15,284,234
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	11,000,000	10,064,445
		$25,348,679

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.6%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$3,338,071
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	20,176,000	20,563,742
		$23,901,813
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026	$8,500,000	$8,372,500
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$8,525,000	$7,325,304
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,084,639
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,038,224
		$29,448,167
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,957,791
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$8,000,000	$6,658,864
International Flavors & Fragrances, Inc., 5%, 9/26/2048	5,000,000	4,272,322
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	16,000,000	10,863,046
		$21,794,232
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$14,554,780
Genuine Parts Co., 2.75%, 2/01/2032	5,031,000	4,223,719
		$18,778,499
Telecommunications - Wireless – 0.9%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,582,000	$1,233,017
Rogers Communications, Inc., 4.35%, 5/01/2049	8,961,000	7,497,210
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,271,318
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032	2,583,000	2,405,621
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,278,048
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,420,608
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,788,279
		$34,894,101
Tobacco – 1.1%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,789,492
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,385,649
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,068,042
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	8,569,000	8,808,137
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,841,317
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,123,577
		$40,016,214
Transportation - Services – 0.2%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$2,784,979	$2,668,537
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	2,461,000	2,421,585
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	816,287
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,677,989
		$8,584,398
U.S. Treasury Obligations – 40.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$23,452,797
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	7,755,949
U.S. Treasury Bonds, 2.375%, 2/15/2042	91,500,000	69,239,766
U.S. Treasury Bonds, 4%, 11/15/2042	137,099,000	131,609,685
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,820,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.375%, 8/15/2043	$122,408,000	$123,287,808
U.S. Treasury Bonds, 4.75%, 11/15/2043	35,000,000	37,050,781
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,698,062
U.S. Treasury Bonds, 2.375%, 11/15/2049	9,526,900	6,650,967
U.S. Treasury Bonds, 1.625%, 11/15/2050	8,400,000	4,836,891
U.S. Treasury Bonds, 2.25%, 2/15/2052	106,300,000	71,349,723
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	41,769,004
U.S. Treasury Bonds, 4.125%, 8/15/2053	74,700,000	73,451,109
U.S. Treasury Notes, 4.25%, 12/31/2024	12,400,000	12,338,969
U.S. Treasury Notes, 3.875%, 3/31/2025	21,500,000	21,321,113
U.S. Treasury Notes, 4.75%, 7/31/2025	132,200,000	132,819,687
U.S. Treasury Notes, 5%, 8/31/2025	127,100,000	128,276,668
U.S. Treasury Notes, 4.875%, 11/30/2025	40,000,000	40,415,625
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	81,592,500
U.S. Treasury Notes, 2.5%, 3/31/2027	233,300,000	223,166,031
U.S. Treasury Notes, 4.125%, 7/31/2028	202,100,000	204,018,372
U.S. Treasury Notes, 4.375%, 11/30/2028	50,000,000	51,097,656
U.S. Treasury Notes, 4.125%, 11/15/2032	21,225,000	21,503,578
		$1,523,523,522
Utilities - Electric Power – 2.0%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$718,519
American Electric Power Co., Inc., 5.95%, 11/01/2032	3,437,000	3,625,790
Buffalo Energy Mexico Holdings S.A. de C.V., 7.875%, 2/15/2039 (n)	4,659,000	4,816,940
Calpine Corp., 5.125%, 3/15/2028 (n)	7,500,000	7,156,621
Calpine Corp., 3.75%, 3/01/2031 (n)	4,900,000	4,256,661
Continuum Energy Aura Pte. Ltd., 9.5%, 2/24/2027 (n)	2,375,000	2,459,300
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	13,669,000	15,506,793
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,500,015
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028	4,193,100	3,800,500
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	483,000	459,319
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	302,581
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,793,000	1,667,380
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,102,970
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	755,105
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,268,514
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,463,944
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	2,106,514
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	3,442,000	3,143,964
		$75,111,430
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)	$3,779,000	$3,974,563
Total Bonds		$3,711,217,551
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 5.4% (v)	103,194,777	$103,205,096

Other Assets, Less Liabilities – (0.6)%		(24,137,108)
Net Assets – 100.0%		$3,790,285,539
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $103,205,096 and $3,711,217,551, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,230,561,448, representing 32.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.4% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	$1,770,000	$1,648,238
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	8,331,999	BRL	41,272,555	Barclays Bank PLC	2/02/2024	$1,513
USD	8,304,086	BRL	41,272,555	Barclays Bank PLC	5/03/2024	51,892
USD	8,368,659	BRL	41,272,555	Citibank N.A.	2/02/2024	38,174
USD	1,650,885	EUR	1,511,723	State Street Bank Corp.	4/19/2024	11,799
						$103,378
Liability Derivatives
BRL	41,272,555	USD	8,384,470	Barclays Bank PLC	2/02/2024	$(53,985)
BRL	41,272,555	USD	8,331,999	Citibank N.A.	2/02/2024	(1,514)
USD	10,442,336	MXN	182,306,465	Barclays Bank PLC	4/19/2024	(15,674)
						$(71,173)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	706	$145,193,312	March – 2024	$1,309,469
U.S. Treasury Note 5 yr	Long	USD	1,139	123,456,922	March – 2024	2,446,783
U.S. Treasury Ultra Bond 30 yr	Long	USD	409	52,850,469	March – 2024	2,953,097
U.S. Treasury Ultra Note 10 yr	Long	USD	30	3,506,250	March – 2024	97,524
						$6,806,873
At January 31, 2024, the fund had liquid securities with an aggregate value of $5,698,029 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,523,523,522	$—	$1,523,523,522
Non - U.S. Sovereign Debt	—	79,348,979	—	79,348,979
Municipal Bonds	—	23,912,992	—	23,912,992
U.S. Corporate Bonds	—	952,365,848	—	952,365,848
Residential Mortgage-Backed Securities	—	47,498,298	—	47,498,298
Commercial Mortgage-Backed Securities	—	117,233,534	—	117,233,534
Asset-Backed Securities (including CDOs)	—	441,213,362	—	441,213,362
Foreign Bonds	—	526,121,016	—	526,121,016
Mutual Funds	103,205,096	—	—	103,205,096
Total	$103,205,096	$3,711,217,551	$—	$3,814,422,647
Other Financial Instruments
Futures Contracts – Assets	$6,806,873	$—	$—	$6,806,873
Forward Foreign Currency Exchange Contracts – Assets	—	103,378	—	103,378
Forward Foreign Currency Exchange Contracts – Liabilities	—	(71,173)	—	(71,173)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,989,257	$537,781,275	$502,550,326	$(16,519)	$1,409	$103,205,096
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$922,930	$—